Interim Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operating activities
Net loss for the period	€ (86,949)	€ (385,492)
Adjustments to reconcile consolidated net loss to net cash flows:
Income tax expense	23	83
Net interest	(1,163)	(1,106)
Depreciation, amortization and impairment	7,964	4,854
Expenses for share-based payments	5,568	14,517
Share of loss in a joint venture	1,356	1,165
Changes in fair value, foreign exchange and expected credit losses (ECL) of financial instruments	(99,159)	256,824
Foreign exchange gains / losses (net)	(308)
Income taxes (paid) / received	(625)	100
Change in provisions	(63)	(12)
Working capital adjustments:
Changes in trade and other payables	9,664	5,279
Change in other assets and liabilities	4,969	1,766
Cash flow used in operating activities	(158,723)	(102,022)
Cash flow from investing activities
Purchases of intangible assets	(57)	(26)
Purchases of and advance payments on property, plant and equipment	(31,652)	(8,238)
Proceeds from short-term investments	110,000	20,000
Payments for short-term investments		(60,000)
Interest received	3,030	1,275
Cash flow from / (used in) investing activities	81,321	(46,989)
Cash flow from financing activities
Proceeds from share capital increase - SEPA	1,070
Proceeds from share capital increase and issue of warrants - 2024 Public Offering	36,758
Proceeds from share capital increase and issue of warrants - 2024 PIPE	45,137
Proceeds from issue of May 2024 Prefunded Warrants and accompanying 2024 PIPE Warrants	22,477
Proceeds from other share capital increase and capital contribution	20	153
Payment of transaction costs for capital contributions	(804)
Proceeds from issue of May 2023 Warrants	0	91,811
Principal elements of lease payments	(1,756)	(1,813)
Interest paid	(301)	(348)
Cash flow from financing activities	102,601	89,803
Cash-based changes in cash and cash equivalents	25,199	(59,208)
Effect of foreign exchange rate changes on cash and cash equivalents	278	(33)
Effect of change in expected credit loss provisions		47
Net increase / (decrease) in cash and cash equivalents	25,477	(59,194)
Cash and cash equivalents at the beginning of the period	83,508	179,581
Cash and cash equivalents at the end of the period	€ 108,985	€ 120,387